DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING - Summary of Notional Amounts and Fair Value (Details) $ in Millions	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Gross notional amount	$ 1,184.8
Derivative, Fair Value, Net	5.6
Other current assets
Derivative [Line Items]
Derivative asset fair value	5.6
Other current liabilities
Derivative [Line Items]
Liabilities at fair value	0.0
Designated as Hedging Instrument
Derivative [Line Items]
Gross notional amount	805.1
Derivative, Fair Value, Net	3.5
Designated as Hedging Instrument | Other current assets
Derivative [Line Items]
Derivative asset fair value	3.5
Designated as Hedging Instrument | Other current liabilities
Derivative [Line Items]
Liabilities at fair value	0.0
Not Designated as Hedging Instrument
Derivative [Line Items]
Gross notional amount	379.7
Derivative, Fair Value, Net	2.1
Not Designated as Hedging Instrument | Other current assets
Derivative [Line Items]
Derivative asset fair value	2.1
Not Designated as Hedging Instrument | Other current liabilities
Derivative [Line Items]
Liabilities at fair value	$ 0.0